CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 CNY (¥)
Non-current assets
Fixed assets – net	¥ 24,010,161	$ 3,767,718	[1]	¥ 23,016,415
Right-of-use assets	3,116,382	489,028	[1]	3,183,470
Construction-in-progress	1,588,935	249,339	[1]	2,778,676
Prepayments for fixed assets and construction-in-progress	39,380	6,180	[1]	36,744
Goodwill	281,255	44,135	[1]	281,255
Investment in associates	225,338	35,360	[1]	196,848
Deferred tax assets	698,396	109,594	[1]	422,954
Long-term prepaid expenses	64,140	10,065	[1]	43,889
Financial assets at fair value through other comprehensive income	463,696	72,764	[1]	377,631
Long-term deposits	160,000	25,107	[1]	160,000
Long-term receivable	20,226	3,174	[1]	23,734
Total non-current assets	30,667,909	4,812,464	[1]	30,521,616
Current assets
Materials and supplies	271,583	42,617	[1]	296,406
Trade receivables	4,396,174	689,856	[1]	3,721,677
Prepayments and other receivables	508,294	79,763	[1]	695,522
Short-term deposits	60,000	9,415	[1]	60,000
Cash and cash equivalents	1,499,462	235,298	[1]	1,485,232
Total current assets	6,735,513	1,056,949	[1]	6,258,837
Total assets	37,403,422	5,869,413	[1]	36,780,453
EQUITY AND LIABILITIES
Share capital	7,083,537	1,111,562	[1]	7,083,537
Share premium	11,562,657	1,814,433	[1]	11,562,657
Other reserves	3,288,655	516,062	[1]	3,266,425
Retained earnings	5,307,100	832,800	[1]	6,280,219
Capital and reserves attributable to the Company's equity holders	27,241,949	4,274,857	[1]	28,192,838
Non-controlling interests	(37,513)	(5,887)	[1]	(36,669)
Non-current liabilities
Lease liabilities	1,320,835	207,268	[1]	1,315,693
Deferred tax liabilities	56,420	8,854	[1]	58,913
Deferred income related to government grants	781,563	122,644	[1]	104,939
Total non-current liabilities	2,158,818	338,766	[1]	1,479,545
Current liabilities
Trade and bill payables	3,112,710	488,452	[1]	2,073,922
Contract liabilities	112,442	17,645	[1]	215,305
Payables for fixed assets and construction-in-progress	2,776,708	435,726	[1]	2,914,696
Dividends payable	13,746	2,157	[1]	13,749
Income tax payable	2,597	408	[1]	697
Current portion of lease liabilities	63,249	9,925	[1]	61,880
Accruals and other payables	1,955,175	306,809	[1]	1,849,656
Other current liability	3,541	555	[1]	14,834
Total current liabilities	8,040,168	1,261,677	[1]	7,144,739
Total liabilities	10,198,986	1,600,443	[1]	8,624,284
Total equity	27,204,436	4,268,970	[1]	28,156,169
Total equity and liabilities	¥ 37,403,422	$ 5,869,413	[1]	¥ 36,780,453
Closing foreign exchange rate	6.3726	6.3726

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.